Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Federal Statutory Rate to Total Effective Rate

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022

Expected benefit at statutory federal tax rate	$(2,073,230)	$(974,329)
Permanent differences – net	(35,469)	(859,515)
State and local taxes, net of federal tax benefit	-	(265,607)
Other	(24,569)	(21,965)
Change in valuation allowance	2,103,268	2,121,416
Income tax expense (benefit)	$(30,000)	$-

Schedule of Components of Deferred tax Assets

The components of the Company’s deferred tax assets (liabilities) are as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Deferred tax assets (liabilities):
Fixed assets	$(281,073)	$(268,594)
Interest	35,178	62,310
Research and development expenses	400,810	454,942
Stock-based compensation	895,509	917,351
Charitable Contributions	420
Net operating losses - federal	4,456,242	2,898,411
Net operating losses – state and local	543,264	921,350
Net operating losses - foreign	233,114	37,686
Research credit	28,985	28,985
Less valuation allowance	(6,474,449)	(5,244,441)
Net deferred tax liability	$(162,000)	$(192,000)

Schedule of Geographical Components of Loss Before Income Taxes

The geographical components of loss before income taxes consisted of the following for the years ended December 31:

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022

United Stated Operations	$(8,173,807)	$(3,978,832)
International Operations	(1,667,831)	(660,830)
(Loss) Income before taxes	(9,871,638)	(4,639,662)